Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss	$ (7,703)	$ (18,186)	$ (15,073)	$ (33,081)	$ (50,975)	$ (82,260)	$ (73,219)
Weighted average number of shares used in net loss per share—basic and diluted (in shares)	35,760,000	35,664,000	35,743,000	35,653,000	35,675,000	32,148,000	27,085,000
Net loss per share applicable to common stockholders—basic and diluted (in dollars per share)	$ (0.22)	$ (0.51)	$ (0.42)	$ (0.93)	$ (1.43)	$ (2.56)	$ (2.70)
Outstanding stock options and restricted stock units
Net loss per share
Amount excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock method, due to their anti-dilutive effect (in shares)			5,396,000	7,469,000	5,746,000	4,661,000	4,751,000